Subsequent Events (Details) - USD ($)						1 Months Ended	12 Months Ended
	Nov. 07, 2025	Nov. 01, 2025	Oct. 29, 2025	Oct. 18, 2024	Dec. 27, 2023	Jan. 31, 2024	Oct. 31, 2025
Subsequent Events [Line Items]
Ordinary shares commitment value							$ 4,452,999
Payment transaction expenses							$ 20,000
Purchase price							85.00%
Percent daily trading volume limit							15.00%
Initial Pre-Paid Purchase [Member]
Subsequent Events [Line Items]
Debt principal amount			$ 3,230,000
Original issue discount			210,000
Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate purchase price			$ 20,000,000
Stated floor price							1.75%
Percentage of outstanding issuances cause							9.99%
Securities Purchase Agreement [Member] | Pre-Paid [Member]
Subsequent Events [Line Items]
Accrues interest rate			8.00%
Securities Purchase Agreement [Member] | Commitment Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)			630,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-paid purchase amount	$ 3,000,000
Common Class A [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)				700,800	600	12,000
Common Class A [Member] | Securities Purchase Agreement [Member] | Commitment Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)			22,883
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-paid purchase amount	$ 3,230,000
Common Class A [Member] | Subsequent Event [Member] | Commitment Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)		652,883
Pre Delivery Shares [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Ordinary shares commitment value			$ 1,575